Falling U.S. Dollar ProFund Average Annual Total Returns			12 Months Ended		30 Months Ended	41 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Dec. 31, 2024		Dec. 31, 2024 [6]	Dec. 31, 2024 [7]	Dec. 31, 2024	Dec. 31, 2024
ICE® U.S. Dollar Index®[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.06%				2.39%	1.85%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3],[4]		1.25%				(0.33%)	1.35%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	[5],[6],[7]	10.51%	10.51%	14.51% [5]	13.09% [5]
Investor
Prospectus [Line Items]
Average Annual Return, Percent			(5.51%)				(3.21%)	(3.44%)
Performance Inception Date		Feb. 17, 2005
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(7.39%)				(3.79%)	(3.73%)
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(3.26%)				(2.64%)	(2.62%)
Service
Prospectus [Line Items]
Average Annual Return, Percent			(6.34%)				(4.17%)	(4.37%)
Performance Inception Date		Feb. 17, 2005

[1]	Reflects no deduction for fees, expenses or taxes.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[3]	Reflects no deduction for fees, expenses or taxes.
[4]	After the close of business on October 23, 2024, the Fund’s broad-based securities market index was changed from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purpose.
[5]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[6]	Reflects no deduction for fees, expenses or taxes. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[7]	Reflects no deduction for fees, expenses or taxes. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.